UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21727

First Trust Mortgage Income Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 60.3%
	Collateralized Mortgage Obligations – 56.0%
	Accredited Mortgage Loan Trust
$333,355	Series 2003-2, Class A1	4.98%	10/01/33	$340,565
	ACE Securities Corp. Home Equity Loan Trust
894,454	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (a)	2.28%	12/25/36	480,221
	Banc of America Funding Corp.
91,153	Series 2008-R2, Class 1A4 (b)	6.00%	09/01/37	93,702
	Banc of America Mortgage Trust
51,954	Series 2002-L, Class 1A1 (c)	2.56%	12/01/32	46,602
214,360	Series 2005-A, Class 2A1 (c)	3.70%	02/01/35	213,995
	Chase Mortgage Finance Trust
172,588	Series 2007-A1, Class 1A3 (c)	3.91%	02/01/37	175,387
	CHL Mortgage Pass-Through Trust
138,526	Series 2005-HYB3, Class 2A6B (c)	3.73%	06/01/35	140,030
	Citigroup Mortgage Loan Trust
306,749	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (a)	3.41%	09/01/35	311,966
67,742	Series 2009-10, Class 1A1 (b) (c)	3.38%	09/01/33	69,082
751,920	Series 2012-7, Class 10A2 (b) (c)	4.34%	09/01/36	757,337
	COLT Mortgage Loan Trust
104,391	Series 2017-1, Class A1 (b)	2.61%	05/03/47	104,082
	Countrywide Asset-Backed Certificates
44,336	Series 2006-S8, Class A6	5.51%	04/01/36	44,083
	Countrywide Home Loan Mortgage Pass-Through Trust
489,921	Series 2003-46, Class 2A1 (c)	3.64%	01/01/34	490,364
296,472	Series 2006-21, Class A8	5.75%	02/01/37	256,094
485,001	Series 2006-HYB5, Class 3A1A (c)	3.77%	09/01/36	426,177
	Credit Suisse First Boston Mortgage Securities Corp.
360,117	Series 2004-AR2, Class 1A1 (c)	3.60%	03/01/34	360,560
410,366	Series 2004-AR8, Class 6A1 (c)	4.11%	09/01/34	417,331
150,230	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	2.36%	07/25/35	146,423
	Credit Suisse Mortgage Trust
37,955	Series 2011-12R, Class 3A1 (b) (c)	3.88%	07/27/36	38,234
125,571	Series 2014-11R, Class 9A1, 1 Mo. LIBOR + 0.14% (a) (b)	2.23%	10/27/36	125,187
	Deutsche ALT-A Securities Inc Mortgage Loan Trust
13,881	Series 2003-3, Class 3A1	5.00%	10/01/18	13,877
	DSLA Mortgage Loan Trust
660,841	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (a)	2.82%	07/19/44	659,929
767,661	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (a)	2.22%	04/19/47	724,125
	GMAC Mortgage Corporation Loan Trust
132,170	Series 2004-AR1, Class 22A (c)	4.24%	06/01/34	130,248
	GSR Mortgage Loan Trust
12,321	Series 2003-10, Class 1A12 (c)	4.19%	10/01/33	12,419
184,799	Series 2005-AR1, Class 4A1 (c)	3.00%	01/01/35	178,279
	Harborview Mortgage Loan Trust
419,386	Series 2004-6, Class 3A1 (c)	4.47%	08/01/34	417,424
	Home Equity Asset Trust
61,947	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.64% (a)	2.70%	08/25/35	62,748
520,000	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.41% (a)	2.47%	04/25/36	516,190
	Impac CMB Trust
252,430	Series 2004-6, Class 1A2, 1 Mo. LIBOR + 0.78% (a)	2.84%	10/25/34	248,239
	IXIS Real Estate Capital Trust
1,122,860	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (a)	2.22%	05/25/37	411,637
	JP Morgan Mortgage Trust
1,052,464	Series 2005-ALT1, Class 4A1 (c)	4.04%	10/01/35	988,283
821,765	Series 2006-A2, Class 4A1 (c)	4.47%	08/01/34	831,872
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$229,301	Series 2006-A2, Class 5A3 (c)	3.66%	11/01/33	$235,032
113,154	Series 2014-2, Class 1A1 (b)	3.00%	06/01/29	112,127
	JP Morgan Re-REMIC
100,663	Series 2009-7, Class 12A1 (b)	6.25%	01/03/37	101,299
	MASTR Adjustable Rate Mortgages Trust
56,896	Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (a)	4.33%	11/01/34	58,393
	MASTR Alternative Loan Trust
3,759,151	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (a)	2.41%	03/25/36	769,729
	MASTR Asset Backed Securities Trust
868,059	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (a)	2.22%	11/25/36	620,673
1,318,116	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.11% (a)	2.17%	08/25/36	732,163
601,657	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.24% (a)	2.30%	08/25/36	339,961
	MASTR Asset Securitization Trust
20,356	Series 2003-11, Class 5A2	5.25%	12/01/23	20,244
65,824	Series 2003-11, Class 6A16	5.25%	12/01/33	66,779
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
340,278	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (a)	2.77%	11/15/31	341,044
368,148	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (a)	2.93%	08/15/32	356,471
	Meritage Mortgage Loan Trust
196,072	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (a)	3.04%	01/25/35	193,424
	Morgan Stanley Mortgage Loan Trust
561,354	Series 2004-7AR, Class 2A6 (c)	4.08%	09/01/34	578,797
	MortgageIT Trust
213,290	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (a)	3.74%	05/01/35	213,112
	New Residential Mortgage Loan Trust
636,964	Series 2014-2A, Class A2 (b)	3.75%	05/01/54	636,505
574,568	Series 2016-1A, Class A1 (b)	3.75%	03/01/56	576,442
	Nomura Asset Acceptance Corporation
1,171,831	Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (a)	3.16%	12/25/34	1,172,292
	Nomura Resecuritization Trust
1,242,280	Series 2015-6R, Class 2A4 (b) (c)	6.42%	01/02/37	1,030,223
	Oakwood Mortgage Investors, Inc.
357,516	Series 2001-B, Class A2, 1 Mo. LIBOR + 0.38% (a) (b)	2.45%	03/15/18	354,478
	Pretium Mortgage Credit Partners I LLC
492,782	Series 2017-NPL4, Class A1, steps up 8/27/20 to 6.25% (b) (d)	3.25%	08/27/32	489,614
	Provident Funding Mortgage Loan Trust
98,945	Series 2004-1, Class 1A1 (c)	3.89%	04/01/34	99,918
206,350	Series 2005-1, Class 1A1 (c)	3.68%	05/01/35	206,828
	RBSSP Resecuritization Trust
11,848	Series 2010-10, Class 2A1, 1 Mo. LIBOR + 0.13% (a) (b)	2.22%	09/26/36	11,846
	RCO Mortgage LLC
550,460	Series 2017-1, Class A1, steps up 8/25/20 to 6.38% (b) (d)	3.38%	08/25/22	548,547
	Residential Accredit Loans, Inc.
144,051	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.27% (a)	2.33%	02/25/46	108,330
1,653,774	Series 2006-QS6, Class 1AV, IO (c)	0.76%	06/01/36	42,606
	Residential Asset Securitization Trust
33,538	Series 2004-A3, Class A7	5.25%	06/01/34	34,592
	Saxon Asset Securities Trust
912,790	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (a)	2.36%	05/25/47	755,535
	Structured Adjustable Rate Mortgage Loan Trust
358,249	Series 2004-2, Class 4A2 (c)	3.81%	03/01/34	359,269
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
$70,185	Series 2001-SB1, Class A2	3.38%	08/01/31	$69,492
	Thornburg Mortgage Securities Trust
316,961	Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (a)	2.70%	09/25/43	308,290
	Towd Point Mortgage Trust
420,611	Series 2015-1, Class AES (b)	3.00%	10/01/53	418,595
451,474	Series 2015-2, Class 2A1 (b)	3.75%	11/01/57	453,572
1,340,854	Series 2015-3, Class A1B (b)	3.00%	03/01/54	1,332,949
120,493	Series 2016-1, Class A3B (b)	3.00%	02/01/55	119,058
	Vericrest Opportunity Loan Transferee
1,256,360	Series 2017-NPL3, Class A1, steps up 3/25/20 to 6.50% (b) (d)	3.50%	03/25/47	1,254,487
434,101	Series 2017-NPL5, Class A1, steps up 5/25/20 to 6.38% (b) (d)	3.38%	05/28/47	434,361
714,805	Series 2017-NPL6, Class A1, steps up 5/25/20 to 6.25% (b) (d)	3.25%	05/25/47	713,085
	Wachovia Mortgage Loan Trust, LLC
281,761	Series 2006-A, Class 3A1 (c)	3.86%	05/01/36	277,769
	WaMu Mortgage Pass-Through Certificates
263,427	Series 2003-AR5, Class A7 (c)	4.09%	06/01/33	266,753
412,944	Series 2004-AR1, Class A (c)	3.72%	03/01/34	423,163
496,811	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.42% (a)	2.48%	07/25/44	499,849
377,966	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (a)	2.78%	11/25/34	377,731
72,243	Series 2004-AR3, Class A2 (c)	3.95%	06/01/34	73,904
511,255	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.70%	01/25/45	528,219
759,983	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (a)	2.38%	08/25/45	761,983
678,901	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (a)	2.52%	04/25/45	678,040
284,100	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.70%	07/25/45	283,724
513,473	Series 2006-AR2, Class 1A1 (c)	3.39%	03/01/36	488,964
	Washington Mutual Alternative Mortgage Pass-Through Certificates
23,668	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (e)	27.10%	06/25/37	38,071
	Washington Mutual MSC Mortgage Pass-Through Certificates
359,112	Series 2004-RA1, Class 2A	7.00%	03/01/34	392,151
	Wells Fargo Mortgage Backed Securities Trust
392,977	Series 2003-H, Class A1 (c)	3.74%	09/01/33	399,384
434,390	Series 2004-A, Class A1 (c)	3.79%	02/01/34	451,106
58,035	Series 2004-EE, Class 3A1 (c)	4.18%	12/01/34	60,640
745,348	Series 2004-R, Class 1A1 (c)	3.68%	09/01/34	760,713
170,770	Series 2004-S, Class A1 (c)	4.24%	09/01/34	175,674
370,494	Series 2004-Y, Class 1A2 (c)	3.74%	11/01/34	381,640
4,523	Series 2004-Z, Class 2A1 (c)	3.74%	12/01/34	4,627
19,051	Series 2004-Z, Class 2A2 (c)	3.74%	12/01/34	19,490
192,910	Series 2005-AR10, Class 2A17 (c)	4.01%	06/01/35	199,205
337,587	Series 2005-AR16, Class 1A1 (c)	4.20%	08/01/33	344,874
300,339	Series 2005-AR3, Class 2A1 (c)	4.20%	03/01/35	306,205
280,712	Series 2005-AR8, Class 1A1 (c)	4.19%	06/01/35	288,372
339,211	Series 2006-13, Class A5	6.00%	10/01/36	337,334
90,837	Series 2007-16, Class 1A1	6.00%	12/04/37	92,274
168,097	Series 2007-2, Class 1A13	6.00%	03/01/37	167,221
38,862	Series 2007-8, Class 2A2	6.00%	07/01/37	38,781
				35,620,715
	Commercial Mortgage-Backed Securities – 4.3%
	Bayview Commercial Asset Trust
395,345	Series 2004-2, Class A, 1 Mo. LIBOR + 0.43% (a) (b)	2.49%	08/25/34	393,011
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.65% (a) (b)	5.74%	08/05/34	510,999
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	UBS-Barclays Commercial Mortgage Trust
$14,191,586	Series 2013-C5, Class XA, IO (b) (c)	0.97%	03/01/46	$508,168
	Wachovia Bank Commercial Mortgage Trust
348,865	Series 2007-C30, Class AJ	5.41%	12/01/43	351,750
	Waldorf Astoria Boca Raton Trust
1,000,000	Series 2016-BOCA, Class E, 1 Mo. LIBOR + 4.35% (a) (f)	6.42%	06/15/29	1,005,749
				2,769,677
	Total Mortgage-Backed Securities			38,390,392
	(Cost $38,341,779)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 35.0%
	Collateralized Mortgage Obligations – 26.9%
	Federal Home Loan Mortgage Corp.
15,131	Series 1007, Class H, 1 Mo. LIBOR x -1 + 20.88% (e)	18.09%	10/15/20	16,300
32,842	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (e)	9.57%	10/15/22	36,523
31,720	Series 2303, Class SW, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (e)	10.00%	03/01/24	5,854
88,911	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (e)	20.92%	07/15/31	124,086
201,157	Series 2383, Class SD, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	5.93%	11/15/31	30,510
347,205	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (e)	6.50%	03/01/32	70,722
787,278	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (e)	5.38%	11/15/33	141,237
2,923,057	Series 2973, Class SX, IO, 1 Mo. LIBOR x -1 + 6.60% (e)	1.60%	05/15/35	39,963
1,797,896	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.58%	05/15/35	226,985
402,883	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (e)	15.43%	06/15/35	527,807
210,253	Series 3108, Class QZ	6.00%	02/01/36	267,442
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (e)	32.68%	07/15/36	42,291
286,286	Series 3210, Class ZA	6.00%	09/01/36	337,909
101,726	Series 3410, Class HC	5.50%	02/01/38	110,414
151,525	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (e)	3.96%	05/15/38	12,301
637,266	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (e)	4.01%	12/15/36	75,387
1,080,729	Series 3726, Class KI, IO	3.50%	04/01/25	49,950
1,163,104	Series 3784, Class BI, IO	3.50%	01/01/21	34,152
250,000	Series 3797, Class KB	4.50%	01/01/41	264,153
1,096,877	Series 3870, Class WS, IO, 1 Mo. LIBOR x -1 + 6.60% (e)	4.53%	06/15/31	98,640
247,220	Series 3898, Class NI, IO	5.00%	07/01/40	10,968
928,234	Series 3985, Class GI, IO	3.00%	10/01/26	59,425
77,790	Series 4021, Class IP, IO	3.00%	03/01/27	6,450
1,042,030	Series 4057, Class YI, IO	3.00%	06/01/27	90,876
1,978,405	Series 4082, Class PI, IO	3.00%	06/01/27	181,491
1,046,248	Series 4206, Class IA, IO	3.00%	03/01/33	142,709
486,420	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (e)	4.00%	10/15/42	394,200
7,113,750	Series 4619, Class IB, IO	4.00%	12/01/47	974,925
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
52,997	Series T-56, Class APO	(g)	05/01/43	36,690
	Federal Home Loan Mortgage Corp., STRIP
110,986	Series 177, IO	7.00%	06/17/26	18,849
706,308	Series 243, Class 2, IO	5.00%	11/01/35	145,521
	Federal National Mortgage Association
108,345	Series 1996-46, Class ZA	7.50%	11/01/26	118,769
458,142	Series 1997-85, Class M, IO	6.50%	12/01/27	58,008
66,992	Series 2002-80, Class IO, IO	6.00%	09/01/32	12,909
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$118,298	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (e)	5.94%	03/25/33	$20,811
153,591	Series 2003-44, Class IU, IO	7.00%	06/01/33	36,631
825,063	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (e)	5.04%	07/25/34	96,557
22,035	Series 2004-74, Class SW, 1 Mo. LIBOR x -1 + 15.50% (e)	11.34%	11/25/31	27,113
500,000	Series 2004-W10, Class A6	5.75%	08/01/34	539,365
295,074	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (e)	20.35%	01/25/36	475,276
39,106	Series 2005-59 SU, 1 Mo. LIBOR x -5 + 25.50% (e)	15.18%	06/25/35	53,074
130,604	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (e)	4.64%	02/25/35	17,156
206,070	Series 2006-105, Class ZA	6.00%	11/01/36	251,164
120,586	Series 2006-5, Class 3A2, 1 Mo. LIBOR + 2.08% (a)	3.60%	05/01/35	126,533
91,669	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (e)	4.39%	10/25/37	11,625
221,583	Series 2007-30, Class ZM	4.25%	04/01/37	227,461
379,394	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (e)	4.69%	05/25/37	61,842
294,177	Series 2008-17, Class BE	5.50%	10/01/37	331,740
182,000	Series 2008-2, Class PH	5.50%	02/01/38	204,086
2,614	Series 2008-50, Class AI, IO	5.50%	06/01/23	63
151,197	Series 2008-87, Class AS, IO, 1 Mo. LIBOR x -1 + 7.65% (e)	5.59%	07/25/33	24,253
399,000	Series 2009-28, Class HX	5.00%	05/01/39	450,092
170,769	Series 2009-37, Class NZ	5.71%	02/01/37	204,264
257,884	Series 2010-10, Class NI, IO	5.00%	01/01/39	2,140
1,808,877	Series 2010-103, Class ID, IO	5.00%	09/01/40	410,442
525,320	Series 2010-104, Class CI, IO	4.00%	09/01/20	13,145
2,269,204	Series 2010-139, Class KI, IO	1.09%	12/01/40	76,896
54,689	Series 2010-142, Class PS, IO, 1 Mo. LIBOR x -1 + 6.05% (e)	3.99%	05/25/40	250
196,515	Series 2010-145, Class TI, IO	3.50%	12/01/20	5,307
86,686	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (e)	14.54%	09/01/40	117,530
166,202	Series 2011-13, Class GI, IO	5.00%	11/01/25	2,068
122,337	Series 2011-5, Class IK, IO	8.00%	02/01/21	7,585
825,000	Series 2011-52, Class LB	5.50%	06/01/41	908,508
1,853,723	Series 2011-66, Class QI, IO	3.50%	07/01/21	72,991
2,561,901	Series 2011-81, Class PI, IO	3.50%	08/01/26	216,840
157,919	Series 2012-111, Class B	7.00%	10/01/42	179,557
2,043,832	Series 2012-112, Class BI, IO	3.00%	09/01/31	206,831
1,712,801	Series 2012-125, Class MI, IO	3.50%	11/01/42	376,871
29,812	Series 2012-74, Class OA	(g)	03/01/42	26,745
417,365	Series 2012-74, Class SA, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.59%	03/25/42	49,600
29,812	Series 2012-75, Class AO	(g)	03/01/42	26,022
149,284	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (e)	5.09%	01/01/44	142,191
73,380	Series 2013-14, Class ES, 1 Mo. LIBOR x -1.50 + 6.08% (e)	2.98%	03/25/43	59,476
2,244,968	Series 2013-32, Class IG, IO	3.50%	04/01/33	319,940
555,048	Series 2013-51, Class PI, IO	3.00%	11/01/32	65,123
3,876,240	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	4.09%	04/25/45	586,736
1,585,619	Series 2015-76, Class BI, IO	4.00%	10/01/39	202,515
4,409,787	Series 2015-97, Class AI, IO	4.00%	09/01/41	733,812
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	55,896
	Federal National Mortgage Association, STRIP
75,646	Series 305, Class 12, IO (h)	6.50%	12/01/29	13,950
81,156	Series 355, Class 18, IO	7.50%	11/01/33	19,395
1,627,374	Series 387, Class 10, IO	6.00%	04/01/38	379,479
1,338,411	Series 406, Class 6, IO (h)	4.00%	01/01/41	275,654
	Government National Mortgage Association
184,753	Series 2004-95, Class QZ	4.50%	11/01/34	194,920
307,860	Series 2005-33, Class AY	5.50%	04/01/35	331,657
146,443	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (e)	11.44%	06/17/35	163,006
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$436,796	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (e)	4.21%	09/20/35	$54,370
49,643	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (e)	59.98%	06/20/36	137,802
693,370	Series 2007-14, Class PB	5.40%	03/01/37	730,001
112,122	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (e)	4.69%	08/20/37	13,358
360,142	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (e)	4.56%	11/20/37	51,059
100,000	Series 2008-2, Class HB	5.50%	01/01/38	111,780
279,000	Series 2008-32, Class JD	5.50%	04/01/38	325,203
313,921	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (e)	4.65%	08/20/38	37,355
1,051,333	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (e)	4.43%	05/16/39	50,077
261,678	Series 2009-12, Class IE, IO	5.50%	03/01/39	51,089
105,439	Series 2009-65, Class NJ, IO	5.50%	07/01/39	5,791
120,294	Series 2009-79, Class PZ	6.00%	09/01/39	150,532
708,179	Series 2010-115, Class IQ, IO	4.50%	11/01/38	24,639
715,000	Series 2010-61, Class KE	5.00%	05/01/40	802,987
392,090	Series 2011-131, Class EI, IO	4.50%	08/01/39	19,571
553,694	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (e)	4.08%	07/16/43	71,553
10,759,179	Series 2016-112, Class AI, IO	0.12%	06/20/38	54,057
70,511	Series 2016-139, Class MZ	1.50%	07/01/45	40,042
138,068	Series 2017-4, Class CZ	3.00%	01/01/47	116,977
103,892	Series 2017-H18, Class DZ (h)	4.59%	09/01/67	107,856
				17,122,699
	Commercial Mortgage-Backed Securities – 0.3%
	Government National Mortgage Association
218,000	Series 2013-57, Class D (h)	2.35%	06/01/46	184,241
	Pass-through Security – 7.8%
	Federal Home Loan Mortgage Corp.
391,186	Pool A94738	4.50%	11/01/40	405,937
540,314	Pool K36017	5.00%	09/01/47	560,406
	Federal National Mortgage Association
15,508	Pool 535919	6.50%	05/01/21	16,994
929,007	Pool 831145	6.00%	12/01/35	1,016,964
851,432	Pool 843971	6.00%	11/01/35	947,065
1,308,607	Pool AB5688	3.50%	07/01/37	1,302,472
675,329	Pool AS9194	4.50%	12/01/44	704,096
				4,953,934
	Total U.S. Government Agency Mortgage-Backed Securities			22,260,874
	(Cost $23,934,133)
ASSET-BACKED SECURITIES – 1.5%
	Green Tree Financial Corp.
77,929	Series 1998-4, Class A7	6.87%	04/01/30	82,972
	Mid-State Capital Corp. Trust
383,994	Series 2004-1, Class M1	6.50%	08/01/37	417,204
395,448	Series 2005-1, Class A	5.75%	01/01/40	429,139
	Total Asset-Backed Securities			929,315
	(Cost $885,313)

Total Investments – 96.8%	61,580,581
(Cost $63,161,225) (i)
Net Other Assets and Liabilities – 3.2%	2,030,934
Net Assets – 100.0%	$63,611,515
See Notes to Portfolio of Investments

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2018 (Unaudited)
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Portfolio of Investments):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 5-Year Notes	Long	5	Sep 2018	$ 565,625	$(172)

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2018, securities noted as such amounted to $11,186,990 or 17.6% of net assets.
(c)	Collateral Strip Rate security. Interest is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2018.
(e)	Inverse floating rate security.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Portfolio of Investments).
(g)	Zero coupon security.
(h)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(i)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,559,502 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,140,318. The net unrealized depreciation was $1,580,816. The amounts presented are inclusive of derivative contracts.

IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
STRIP	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of July 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 38,390,392	$ —	$ 38,390,392	$ —
U.S. Government Agency Mortgage-Backed Securities	22,260,874	—	22,260,874	—
Asset-Backed Securities	929,315	—	929,315	—
Total Investments	$ 61,580,581	$—	$ 61,580,581	$—
LIABILITIES TABLE
	Total Value at 7/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures	$ (172)	$ (172)	$ —	$ —
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at July 31, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Mortgage Income Fund (FMY)
July 31, 2018 (Unaudited)
1. Organization
First Trust Mortgage Income Fund (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2005, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FMY on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to,

Notes to Portfolio of Investments (Continued)
First Trust Mortgage Income Fund (FMY)
July 31, 2018 (Unaudited)
restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management;
11)	the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and
12)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of July 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Fund invests in interest-only securities. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a

Notes to Portfolio of Investments (Continued)
First Trust Mortgage Income Fund (FMY)
July 31, 2018 (Unaudited)
permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status and the related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At July 31, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of July 31, 2018, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Values/Shares	Current Price	Carrying Cost	Value	% of Net Assets
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class E	7/12/16	$1,000,000	$100.57	$1,000,000	$1,005,749	1.58%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked to market daily. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
E. Inverse Floating-Rate Securities
An inverse floating-rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio and have the effect of creating leverage. These securities, if any, are identified on the Portfolio of Investments.
F. Stripped Mortgage-Backed Securities
Stripped Mortgage-Backed Securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments.

Notes to Portfolio of Investments (Continued)
First Trust Mortgage Income Fund (FMY)
July 31, 2018 (Unaudited)
Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security known as an interest-only security (“IO Security”) and all of the principal is distributed to holders of another type of security known as a principal-only security. These securities, if any, are identified on the Portfolio of Investments.
G. Interest-Only Securities
An IO Security is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO Securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.
3. Derivative Transactions
During the fiscal year-to-date period (November 1, 2017 through July 31, 2018), the notional value of futures contracts opened and closed were $8,181,680 and $9,387,821, respectively.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Mortgage Income Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 25, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 25, 2018

* Print the name and title of each signing officer under his or her signature.